Property, Equipment and Intangible Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, Equipment and Intangible Assets [Abstract]
Payment of property, equipment and intangible assets	$ 9,657	$ 35,451